Income Taxes (Tables) (Zhongdehuia (SHENZHEN) Education Development Co., Ltd)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Schedule of Income Tax Expenses Benefits	Income tax expense (benefits)
	For the six months ended June 30,
	2019	2018
	(Unaudited)	(Unaudited)
Current tax expense	$47,866	$-
Deferred tax benefits	-	-
	$47,866	$-
Income tax expense (benefits)
	For the years ended December 31,
	2018	2017
Current tax expense	$-	$-
Deferred tax benefits	(43,930)	-
	$(43,930)	$-

Schedule of Reconciliation of Effective Income Tax Rates

A reconciliation of the effective tax rates from 25% statutory tax rates for the six months ended June 30, 2019 and 2018 is as follows:

	For the six months ended June 30,
	2019	2018
	(Unaudited)	(Unaudited)
Income (loss) before tax	$87,375	$(31,526)
Tax expense calculated at statutory tax rate	21,843	(7,882)
Valuation allowance	26,023	7,882
	$47,866	$-

A reconciliation of the effective tax rates from 25% statutory tax rates for the years ended December 31, 2017 and 2018 is as follows:

	For the years ended December 31,
	2018	2017
Loss before tax	$(323,211)	$(32,829)
Tax benefit calculated at statutory tax rate	(80,803)	(8,207)
Valuation allowance	36,873	8,207
	$(43,930)	$-

Schedule of Deferred Income Tax

The movement in the deferred income tax account is as follows:

	June 30, 2019	December 31, 2018
	(Unaudited)	(Audited)
Beginning of the year	$129,812	$-
Deferred tax assets acquired through acquisition of ZDSE	-	89,384
(Debited)/Credited to the statement of income (loss)	(47,866)	43,930
Exchange difference	1,381	(3,502)
End of the period/year	$83,327	$129,812

The movement in the deferred income tax account is as follows:

	2018	2017
At January 1	$-	$-
Deferred tax assets acquired through acquisition of ZDSE	89,384	-
Credited to the statement of loss	43,930	-
Exchange difference	(3,502)
At December 31	$129,812	$-

Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Schedule of Income Tax Expenses Benefits
Income tax expense (benefits)

	For the years ended December 31,
	2018	2017
Current tax expense	$-	$-
Deferred tax benefits (expenses)	1,142	(50,860)
	$1,142	$(50,860)

Schedule of Reconciliation of Effective Income Tax Rates

	For the years ended December 31,
	2018	2017
Loss before tax	$(64,422)	$(290,057)
Tax credit calculated at statutory tax rate	(16,105)	(72,514)
Expense not deductible for tax	17,247	21,654
	$1,142	$(50,860)

Schedule of Deferred Income Tax

The movement in the deferred income tax account is as follows:

	2018	2017
At January 1	$138,401	$80,176
Charged (credited) to the statement of loss	(1,142)	50,860
Exchange difference	(7,447)	7,365
At December 31	$129,812	$138,401